Business Segment and Geographical Information	12 Months Ended
Dec. 31, 2010
Business Segments Disclosure [Abstract]
Business Segment and Geographical Information

Note 3.       Business Segment and Geographical Information

       The company's continuing operations fall into two business segments. The company's segments are as follows:

       Analytical Technologies: serves research scientists, as well as customers in healthcare and clinical laboratories, in manufacturing and in the field, with a suite of advanced analytical technologies, including scientific instruments, robotics and software for creating advanced integrated workflows. The segment also includes a range of diagnostic reagents and instruments used by hospitals and reference laboratories.

       Laboratory Products and Services: serves life science, healthcare and safety markets with a broad portfolio of products and consumables used for routine laboratory processes, as well as a range of biopharma outsourcing services such as clinical packaging and biological sample management. The segment also includes the company's extensive customer channels network consisting of catalog, e-commerce and other sales avenues.

       The company's management evaluates segment operating performance based on operating income before certain charges/credits to cost of revenues and selling, general and administrative expenses, principally associated with acquisition accounting; restructuring and other costs/income including costs arising from facility consolidations such as severance and abandoned lease expense and gains and losses from the sale of real estate and product lines; and amortization of acquisition-related intangible assets. The company uses this measure because it helps management understand and evaluate the segments' core operating results and facilitates comparison of performance for determining compensation.

Business Segment Information

(In millions)	2010	2009	2008

Revenues
Analytical Technologies	$4,502.7	$4,053.0	$4,373.4
Laboratory Products and Services	6,583.6	6,329.4	6,365.7
Eliminations	(516.1)	(470.8)	(425.9)

Consolidated revenues	10,570.2	9,911.6	10,313.2

Segment Income
Analytical Technologies (a)	928.0	788.0	917.4
Laboratory Products and Services (a)	912.1	861.4	899.5

Subtotal reportable segments (a)	1,840.1	1,649.4	1,816.9

Cost of revenues charges	(16.0)	(6.7)	(1.5)
Selling, general and administrative charges, net	(3.0)	(1.5)	—
Restructuring and other costs, net	(60.4)	(59.2)	(35.4)
Amortization of acquisition-related intangible assets	(554.7)	(579.9)	(585.7)

Consolidated operating income	1,206.0	1,002.1	1,194.3
Other expense, net (b)	(100.3)	(121.7)	(101.4)

Income from continuing operations before provision for income taxes	$1,105.7	$880.4	$1,092.9

(In millions)	2010	2009	2008

Total Assets
Analytical Technologies	$7,582.7	$7,233.9	$7,000.4
Laboratory Products and Services	12,146.1	12,216.5	12,353.9
Corporate/Other (c)	1,620.6	2,174.6	1,735.7

Consolidated total assets	$21,349.4	$21,625.0	$21,090.0

Depreciation
Analytical Technologies	$89.7	$85.6	$86.3
Laboratory Products and Services	101.6	97.4	96.4

Consolidated depreciation	$191.3	$183.0	$182.7

Capital Expenditures
Analytical Technologies	$84.3	$77.0	$104.1
Laboratory Products and Services	147.9	91.1	135.5
Corporate/Other	25.6	31.9	11.8

Consolidated capital expenditures	$257.8	$200.0	$251.4

Geographical Information

(In millions)	2010	2009	2008

Revenues (d)
United States	$7,071.3	$6,658.7	$6,989.5
Germany	1,360.5	1,166.2	1,134.6
United Kingdom	869.3	891.1	978.2
Other	3,254.2	2,929.2	2,921.1
Transfers among geographical areas (e)	(1,985.1)	(1,733.6)	(1,710.2)

	$10,570.2	$9,911.6	$10,313.2

Long-lived Assets (f)
United States	$748.8	$707.0	$708.5
Germany	121.7	127.9	98.9
United Kingdom	170.4	158.2	129.3
Other	319.3	292.8	291.2

	$1,360.2	$1,285.9	$1,227.9

(a)       Represents operating income before certain charges to cost of revenues and selling, general and administrative expenses; restructuring and other costs, net; and amortization of acquisition-related intangibles.

(b)       The company does not allocate other expense, net to its segments.

(c)       Corporate assets consist primarily of cash and cash equivalents, short-term investments, property and equipment at the company's corporate offices and assets of the discontinued operations.

(d)       Revenues are attributed to countries based on selling location.

(e)       Transfers among geographical areas are accounted for at prices that are representative of transactions with unaffiliated parties.

(f)       Includes property, plant and equipment, net.